Convertible Notes, Annual Principal Payments (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Annual Principal Payments [Abstract]
Total	$ 207,917	$ 173,289
Jelco Notes [Member]
Convertible Notes [Abstract]
Notice period to prepay Jelco notes	5 days
Conversion price (in dollars per share)	$ 1.20
Annual Principal Payments [Abstract]
Twelve month period ending June 30, 2022	$ 0
Twelve month period ending June 30, 2023	6,150
Twelve month period ending June 30, 2024	8,000
Twelve month period ending June 30, 2025	24,565
Thereafter	0
Total	$ 38,715	$ 38,715